Interest-bearing loans and borrowings - Convertible Debt (Details)								12 Months Ended
	Oct. 08, 2024 USD ($)	Oct. 01, 2024 USD ($)	Sep. 26, 2023 USD ($)	Aug. 15, 2023 USD ($) $ / shares shares	Aug. 15, 2022 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) $ / shares	Apr. 14, 2015	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Apr. 26, 2024 USD ($)	Apr. 22, 2024 USD ($)	Apr. 09, 2024 USD ($)	Feb. 12, 2024 USD ($)	Aug. 14, 2023 USD ($)	Aug. 14, 2022 USD ($)	Mar. 20, 2020	Aug. 16, 2019 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 41,315,000	$ 5,000,000	$ 54,935,000	$ 9,000,000
Interest rate														9.50%
Change in fair value of convertible debt derivative								$ 3,000	$ 3,200,000	$ 6,878,000
Gain (loss) on debt modification				$ 247,000	$ 476,000
Shares issued (in shares) | shares								251,408,922	246,262,004	193,426,478
Increase (decrease) through conversion of convertible instruments, equity			$ 6,000,000
Repayment of convertible debt and accrued interest								$ 54,935,000	$ 0	$ 0
2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Conversion ratio							0.5405405
2018 convertible notes | Warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares				1,244,820	594,680
Exercise price (in dollars per share) | $ / shares				$ 0.8092	$ 1.03
2018 convertible notes | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares				311,205	148,670
Exercise price (in dollars per share) | $ / shares				$ 3.2328	$ 4.12
2019-2 notes
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 6,707,000	$ 6,125,000										$ 6,378,000	$ 5,454,000		$ 5,000,000.0
Conversion price (in dollars per share) | $ / shares																		$ 1.03
Convertible Notes Amended, Option One
Disclosure of detailed information about borrowings [line items]
Conversion price premium percentage																	20.00%
Convertible Notes Amended, Option Two
Disclosure of detailed information about borrowings [line items]
PIK interest rate																	9.50%
Warrant, as a percentage of note value																	15.00%
Exercise price, premium percentage																	20.00%
Convertible Notes Amended, Option Three
Disclosure of detailed information about borrowings [line items]
PIK interest rate																	13.50%
Warrant, as a percentage of note value																	20.00%
Exercise price, premium percentage																	20.00%
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest rate								7.00%
Derivative financial liabilities									3,000	3,203,000
Convertible debt embedded derivative								$ 0	$ 0	$ 3,203,000
Convertible Note 2021 - Lynrock Lake Note
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 40,000,000		45,400,000			$ 35,697,000		47,641,000
Conversion price (in dollars per share) | $ / shares						$ 1.915
PIK interest rate						6.00%
Interest rate used to value liability											0.808
Change in fair value of convertible debt derivative								11,944,000
Losses on change in fair value of derivatives						$ 12,713,000
Conversion price per ADS (in dollars per share) | $ / shares						$ 7.66
Debt instrument, ownership limit						9.90%
Debt instrument, interest rate						5.0625%
Repayment of convertible debt and accrued interest		$ 49,473,000
Convertible Notes 2015 And 2018 - Nokomis
Disclosure of detailed information about borrowings [line items]
PIK interest rate				13.50%	9.50%
Convertible Notes 2018 - Nokomis
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 5,618,000		$ 7,294,000
Interest rate used to value liability											0.783
Change in fair value of convertible debt derivative								$ 1,676,000
Repayment of convertible debt and accrued interest	$ 7,739,000
Market approach | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability				0.219	0.232
Market approach | Convertible Note 2021 - Lynrock Lake Note
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability						0.2089
Other capital reserves | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity				$ 421,000
Other capital reserves | Convertible notes 2016 and 2019-1
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity					$ 343,000